Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2025	2024
Cost:
Office furniture and equipment	827	827
Laboratory equipment	1,938	1,938
Computers and auxiliary equipment	571	571
	3,336	3,336
Accumulated depreciation	3,336	3,336
Impairment of fixed assets	-	-
Property and equipment, net	-	-

(1)	Depreciation expenses amounted to $0, $0, and $161 for the years ended December 31, 2025, 2024, and 2023, respectively.

(2)	Impairment of fixed assets: The Company recorded an impairment loss of $1,426 for the year ended December 31, 2023, following the decision to discontinue clinical studies. See Note 1(A)(4).